INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
INCOME TAXES
Schedule of provision for income taces
	Year Ended
	September 30,
	2021	2020
Pre-tax loss	$(2,593,537)	$(1,266,844)
U.S. federal corporate income tax rate	21%	21%
Expected U.S. income tax credit	(544,643)	(266,038)
Permanent differences	286,790	147,345
Change of valuation allowance	257,853	118,693
Effective tax expense	$-	$-

Schedule of deferred tax assets
	September 30, 2021	September 30, 2020
Net operating losses carried forward	$1,025,441	$767,588
Less: Valuation allowance	(1,025,441)	(767,588)
Net deferred tax assets	$-	$-